Earnings per Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit and weighted average number of common shares
Profit for the period attributable to the Owners of the Group, basic	$ 39,442,842	$ 81,122,288
Profit for the period attributable to the Owners of the Group, diluted	$ 39,442,842	$ 81,122,288
Weighted average number of shares outstanding in the period, basic	32,194,108	32,194,108
Weighted average number of shares outstanding in the period, diluted	32,194,108	32,194,108
Earnings per share - basic	$ 1.23	$ 2.52
Earnings per share - diluted	$ 1.23	$ 2.52